Document and Entity Information	9 Months Ended
Sep. 30, 2018
Details
Registrant Name	MEMBERS Life Insurance Co
Registrant CIK	0001562577
SEC Form	S-1
Period End date	Sep. 30, 2018
Fiscal Year End	--12-31
Trading Symbol	mlic
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Small Business	true
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY